Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	915	163	294
Realized gains	17	7	14
Realized losses	(1)	0	(2)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	15	13	642
Realized gains	1	1	294
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	103	163	294
Realized gains	0	7	14
Realized losses	0	0	(2)
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	15	13	642
Realized gains	1	1	294
Realized losses	0	0	0